Non-Current Assets and Disposal Groups Held for Sale - Components of Other Non-Current Assets and Disposal Groups Held for Sale (Detail) - Components of Other Non-Current Assets and Disposal Groups Held for Sale [Member] - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Other assets [Member]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Cash, due and deposits with banks, Central bank funds sold and securities purchased under resale agreements	€ 0	€ 243
Financial assets at fair value through profit or loss	0	30
Financial assets available for sale	4	29
Loans	0	46
Property and equipment	15	174
Other assets	26	42
Assets classified as held for sale	45	563
Other liabilities [Member]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Deposits, Central bank funds purchased and securities sold under resale agreements	0	570
Financial liabilities at fair value through profit or loss	0	29
Long-term debt	0	0
Other liabilities	16	102
Total liabilities classified as held for sale	€ 16	€ 701